Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Reporting Segment) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill, beginning balance	$ 20,727	$ 20,088
Acquisitions	2,209	616
Goodwill, Impairment Loss	(172)
Subsequent payments and adjustments, net	(19)	23
Goodwill, ending balance	22,745	20,727
UnitedHealthcare [Member]
Goodwill, beginning balance	17,851	17,629
Acquisitions	0	161
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	(14)	61
Goodwill, ending balance	17,837	17,851
OptumHealth [Member]
Goodwill, beginning balance	573	567
Acquisitions	187	40
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	0	(34)
Goodwill, ending balance	760	573
OptumInsight [Member]
Goodwill, beginning balance	1,463	1,052
Acquisitions	2,022	415
Goodwill, Impairment Loss	(172)
Subsequent payments and adjustments, net	(5)	(4)
Goodwill, ending balance	3,308	1,463
OptumRx [Member]
Goodwill, beginning balance	840	840
Acquisitions	0	0
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	0	0
Goodwill, ending balance	$ 840	$ 840